Contingent Liabilities, Commitments, Claims and Liens (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 02, 2021	Aug. 11, 2020	Nov. 13, 2019	Apr. 11, 2017	May 31, 2015	Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Dekel license agreement, description					(i) $25 upon the successful completion of preclinical trials (which milestone was met in November 2016; this milestone was paid in cash in March 2017); (ii) $75 upon the successful completion of a Phase I/IIa trial; and (iii) $75 upon the earlier of generating net revenues of at least $200 from the commercialization of the technology or the approval of the U.S. Food and Drug Administration or the European Medicines Agency, of a drug based on the licensed assets. In each case, and subject to the Company’s discretion, the respective milestone payments are payable in cash or equity based on a price per ordinary share of NIS 0.5. The royalty payments are 8% for commercialization and 35% pursuant to a sub-license of the licensed assets. The patent expiration dates of any patents maturing from this application would likely be 2029.
Annual investment						$ 350
Additional milestone amount			$ 75
Installment amount				$ 122
Total estimated amount	$ 1,385			$ 776
Capital proposed to deposit		$ 1,500